Property, Plant And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

Note 5: Property, Plant and Equipment

A summary of property, plant and equipment as of December 31, 2011, and 2010 is as follows:

	2011	2010
	(in millions)
Land, buildings and improvements	$1,049	$994
Plant and machinery	2,903	2,744
Other equipment	399	413
Construction in progress	167	194

Gross property, plant and equipment	4,518	4,345
Accumulated depreciation	(2,582)	(2,559)

Net property, plant and equipment	$1,936	$1,786

Depreciation expense on the above property, plant and equipment totaled $246 million, $230 million, and $206 million for the years ended December 31, 2011, 2010, and 2009, respectively.